Interim Condensed Consolidated Statements of Changes In Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total	Preferred Stock [Member]
Balance at Dec. 31, 2024	$ 5	$ 7,183	$ (127)	$ 1,814	$ 8,875
Balance, shares at Dec. 31, 2024	9,875
Foreign currency translation adjustment			975		975
Net income (loss)				243	243
Issuance of new shares	$ 3	1,070			1,073
Balance, shares	6,295
Balance at Jun. 30, 2025	$ 8	8,253	848	2,057	11,166
Balance, shares at Jun. 30, 2025	16,170
Balance at Dec. 31, 2025	$ 8	1,006	(535)	4,494	4,973
Balance, shares at Dec. 31, 2025	16,528
Foreign currency translation adjustment			(69)		(69)
Net income (loss)				274	274
Share cancellation
Balance, shares	(358)
Balance at Jun. 30, 2026	$ 8	$ 1,006	$ (604)	$ 4,768	$ 5,178
Balance, shares at Jun. 30, 2026	16,170